Expense Example {- Fidelity Freedom® 2060 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-08 - Fidelity Freedom® 2060 Fund - Fidelity Freedom 2060 Fund - Class K	Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 66
3 years	207
5 years	361
10 years	$ 807